Debt, Derivatives and Royalty certificates liabilities - Movements in the period break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt, Derivatives and Royalty certificates liabilities
Beginning balance	€ 181,250	€ 54,082	€ 44,390
Subscription of lease liabilities	880	428	3,706
Subscription of short-term derivatives instruments		89,400
Subscription of long-term derivatives instruments and bank borrowings		24,916
Issue of royalty certificates		19,701	5,100
Repayment of bank borrowings	(3,267)	(2,606)	(2,485)
Repayment of lease liabilities	(2,713)	(2,386)	(1,612)
Interests on royalty certificates	22,438	3,179	1,227
Capitalized interests	10,677	8,245	3,405
Change in fair value of derivatives instruments	179,774	(13,759)	389
Settlement of derivatives instruments	(158,104)
Exchange rate change	(51)	48	(38)
Subscription of short-term bank borrowings	4	4
Ending balance	€ 230,890	€ 181,250	€ 54,082